Financial Risk Management Objectives and Policies - Schedule of Movement in Provisions for Trade Receivables and Unbilled Accrued Revenue (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management Objectives And Policies [Abstract]
At 1 January - trade receivables	€ 80	€ 96	€ 100
Business combination	21
Increase in provision recognized in profit or loss	16	30	41
Receivables written off as uncollectible	(15)	(18)	(13)
Unused amount reversed	(27)	(31)	(29)
Other movements - trade receivables	0
Impact of currency translation - trade receivables	(5)	3	(3)
At 31 December - trade receivables	70	80	96
At 1 January - accrued revenue	34	18	14
Business combination - accrued revenue	2
Increase in provision recognized in profit or loss - accrued revenue	32	9	1
Receivables written off as uncollectible - accrued revenue	(5)	8	8
Unused amount reversed - accrued revenue	(2)	(2)	(1)
Other movements - accrued revenue	6		(3)
Impact of currency translation - accrued revenue	(3)	1	(1)
At 31 December - accrued revenue	€ 64	€ 34	€ 18